Income (loss) Before Income Taxes for Domestic and Foreign Entities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Cayman	$ (22,847)	$ (17,067)	$ (3,911)
Non-Cayman	270,111	102,625	75,985
Income before taxes	$ 247,264	$ 85,558	$ 72,074